LM Institutional Fund Advisors I, Inc.
                          Western Asset Core Portfolio
                        Western Asset Core Plus Portfolio
                      Western Asset Intermediate Portfolio
                    Western Asset Limited Duration Portfolio
                  Western Asset Non-U.S. Fixed Income Portfolio



                               Semi-Annual Report
                               September 30, 1999

PRESIDENT'S LETTER
LM Institutional Fund Advisors I, Inc.



October 15, 1999

Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report for LM Institutional Fund Advisors I covering the six months ended September 30, 1999.

The following table summarizes the Portfolios' Institutional Class performance for the six-month period ended September 30, 1999. Detailed comments on the performance of each Portfolio appear in the Portfolio Managers' comments on the following page.
                                                        Cumulative Total Returns
                                                        Six months ended 9/30/99
                                                         -----------------------
   Western Asset Core Portfolio                                  -0.27%
   Western Asset Core Plus Portfolio                             -0.21%
   Salomon Brothers Broad Market Index                           -0.22%

   Western Asset Intermediate Portfolio                           0.65%
   Lehman Brothers Intm Gov't/Corp Bond Index                     0.52%

   Western Asset Limited Duration Portfolio                       1.36%
   Merrill Lynch 1-3 Yr Gov't Index                               1.84%

   Western Asset Non-U.S. Fixed Income Portfolio                 -2.18%
   Salomon World Gov't ex-U.S. Index (hedged)                    -0.15%

With less than three months to go until the end of the year, attention has increasingly focused on the Year 2000 issue. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. Legg Mason's Year 2000 Committee has developed and is implementing a plan designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. We are on target to complete this important project. Industry-wide testing sponsored by the Securities Industry Association ("SIA") was conducted in March and April of 1999, with Legg Mason, its brokerage subsidiaries and primary vendors actively participating and achieving positive results.

Legg Mason's Year 2000 Project has four phases. The Inventory Phase and the Assessment Phase are already complete. The Remediation Phase and the Testing Phase are currently underway and on target. Renovation and replacement of existing internal systems, where necessary, is also complete, and all of our critical vendors have certified their Year 2000 compliance. Most non-critical vendors have also certified their Year 2000 compliance, and we expect the remaining vendors to certify their compliance in the next few weeks. Although individual customer testing will not be available, we have successfully tested models representing all forms of accounts maintained at Legg Mason, including the Portfolios' shareholder accounts.

As always, we appreciate your support and welcome your comments and suggestions.

Sincerely,




/s/ Joseph L. Orlando
------------------------------
Joseph L. Orlando
President
LM Institutional Advisors, Inc.

PORTFOLIO MANAGERS' COMMENTS
LM Institutional Fund Advisors I, Inc.



MARKET COMMENTARY, MARCH - SEPTEMBER 1999
As we approach the most-dreaded end of the year in history, the U.S. fixed-income market has come under attack from several directions. Despite few signs of rising inflation, the Federal Reserve moved to tighten monetary policy in order to slow down the robust U.S. economy, resulting in higher yields and a flatter yield curve. Meanwhile, fears of Y2K disruptions have translated into a frenzy of hedging activity, causing spreads on virtually all non-treasury sectors--particularly high-quality securities--to rise to unusually high levels. Global yields have risen as well, more so in most cases than U.S. yields. These adverse conditions have resulted in dreary performance for the fixed income market generally, and have truly challenged our ability as a manager to add value that emphasizes active sector and issue selection, while constraining overall interest rate risk.

WESTERN ASSET CORE PORTFOLIO
The Portfolio's performance roughly equaled that of its benchmark for the period, as strategies produced mixed results. The Portfolio's barbelled exposure to the yield curve was rewarded with a flatter curve, and this helped offset some of the losses from its long duration position. Our decision to reduce convexity as a defensive measure through the sale of call options was rewarded as prices declined. Mortgage overweighting added substantially to performance as spreads stabilized at high levels, but this was largely offset by wider corporate spreads.

WESTERN ASSET CORE PLUS PORTFOLIO
The Portfolio's performance roughly equaled that of its benchmark for the period, as strategies produced mixed results. The Portfolio's barbelled exposure to the yield curve was rewarded with a flatter curve, and this helped offset some of the losses from its long duration position. Our decision to reduce convexity as a defensive measure through the sale of call options was rewarded as prices declined. Mortgage overweighting added to performance as spreads stabilized at high levels, but this was offset by wider corporate spreads. Emerging market exposure contributed to performance as spreads narrowed, but this was offset by a modest exposure to non-dollar bonds as foreign yields rose.

WESTERN ASSET INTERMEDIATE PORTFOLIO
The Portfolio's performance exceeded that of its benchmark for the period, as strategies produced mixed but generally positive results. The Portfolio's barbelled exposure to the yield curve was rewarded with a flatter curve, and this helped offset some of the losses from its long duration position. Our decision to reduce convexity as a defensive measure through the sale of call options was rewarded as prices declined. Mortgage overweighting added substantially to performance as spreads stabilized at high levels, but this was partially offset by wider corporate spreads.

WESTERN ASSET LIMITED DURATION PORTFOLIO
The Portfolio's performance trailed that of its benchmark for the period, as strategies produced mixed but generally negative results. The Portfolio's barbelled exposure to the yield curve suffered from a steepening in the front part of the yield curve, and its long duration position suffered from rising yields. Our decision to reduce convexity as a defensive measure through the sale of call options was rewarded as prices declined. Mortgage overweighting added to performance as spreads stabilized at high levels, but this was partially offset by wider corporate spreads.

WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO
The Portfolio's performance substantially trailed that of its benchmark, due primarily to a severe underweighting to Japanese bonds, which significantly outperformed almost every other market. Performance also trailed that of the domestic market, since most European bond yields rose by proportionately more than U.S. yields

STATEMENT OF NET ASSETS
LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------
                                                           % OF                      MATURITY        PAR/
                                                       NET ASSETS       RATE           DATE         SHARES        VALUE
                                                       -----------------------------------------------------------------
CORPORATE BONDS AND NOTES                                17.6%
Automotive                                                0.2%
Ford Motor Company                                                       6.625%       10/1/28        $ 920      $   818
Ford Motor Company                                                       7.40%        11/1/46          400          383
                                                                                                                -------
                                                                                                                  1,201
Banking and Finance                                       6.6%
BNY Capital Trust                                                        7.97%       12/31/26        4,000        3,887
Deutsche Bank Capital Funding Trust I                                    7.872%      12/29/49        2,000        1,913(C,G)
Dresdner Funding Trust I                                                 8.151%       6/30/31        1,510        1,420(G)
Dryden Investor Trust                                                    7.157%       7/23/08       14,927       14,330(G)
Ford Motor Credit Company                                                5.75%        2/23/04        1,735        1,666
General Motors Acceptance Corporation                                    5.85%        1/14/09        5,000        4,611
General Motors Acceptance Corporation                                    0.00%        6/15/15       14,900        4,470(B)
J.P. Morgan & Company, Inc.                                              3.356%       2/15/12        2,000        1,753(F)
Key Bank, N.A.                                                           6.209%       3/18/02        5,000        5,001(C)
SB Treasury Company LLC                                                  9.40%       12/29/49        4,980        5,011(G)
Socgen Real Estate Co. LLC                                               7.64%       12/29/49          500          454(G)
                                                                                                                -------
                                                                                                                 44,516
Cable                                                     0.9%
Continental Cablevision, Inc.                                            9.00%        9/1/08         2,200        2,410
TCI Communications, Inc.                                                 6.375%       5/1/03         1,430        1,415
TCI Communications, Inc.                                                 7.875%       2/15/26        2,100        2,172
                                                                                                                -------
                                                                                                                  5,997
Diversified Services                                      1.1%
Loews Corporation                                                        7.625%       6/1/23         8,459        7,619

Energy                                                    0.3%
System Energy Resources, Inc.                                            7.43%        1/15/11        2,437        2,354

Environmental Services                                    0.7%
Waste Management Inc.                                                    7.125%      12/15/17        6,000        4,963

Food, Beverage and Tobacco                                3.1%
Archer-Daniels-Midland Company                                           6.625%       5/1/29           320          281
Diageo plc                                                               8.625%       8/15/01          150          156
J. Seagram & Sons                                                        6.40%       12/15/03        2,820        2,737
J. Seagram & Sons                                                        6.80%       12/15/08        1,360        1,287
J. Seagram & Sons                                                        7.50%       12/15/18        2,120        2,030
J. Seagram & Sons                                                        7.60%       12/15/28        1,430        1,360
Nabisco Incorporated                                                     6.375%       2/1/35         4,250        4,025
Philip Morris Companies, Inc.                                            8.75%        6/1/01           100          103
R.J. Reynolds Tobacco Holdings Inc.                                      7.75%        5/15/06        4,810        4,545
R.J. Reynolds Tobacco Holdings Inc.                                      7.875%       5/15/09        3,240        3,131
The Pepsi Bottling Group Incorporated                                    7.00%        3/1/29           900          820
                                                                                                                -------
                                                                                                                 20,475

                                                              3

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                           % OF                      MATURITY        PAR/
                                                       NET ASSETS       RATE           DATE         SHARES        VALUE
                                                       -----------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
Gas and Pipeline Utilities                                   0.2%
CMS Panhandle Holding Company                                               6.125%    3/15/04      $ 1,700      $ 1,635

Media                                                        2.3%
News America Incorporated                                                   7.625%   11/30/28        3,000        2,784
News America Incorporated                                                   6.75%     1/9/38         5,000        4,586
Time Warner, Inc.                                                           9.15%     2/1/23         3,500        3,991
Time Warner, Inc.                                                           6.85%     1/15/26        2,000        1,988
Time Warner, Inc.                                                           6.625%    5/15/29        2,500        2,180(G)
                                                                                                                -------
                                                                                                                 15,529
Medical / Drugs                                              0.6%
Merck & Co., Inc.                                                           5.95%     12/1/28        4,400        3,740

Telecommunications                                           0.6%
AT&T Corporation                                                            9.65%     3/31/27        1,880        2,133
Cox Communications, Inc.                                                    7.875%    8/15/09          640          658
Sprint Capital Corp.                                                        6.875%   11/15/28        1,140        1,034
                                                                                                                -------
                                                                                                                  3,825
Transportation                                               1.0%
Consolidated Rail Corporation                                               7.875%    5/15/43          520          504
Union Pacific Corporation                                                   6.625%    2/1/29         7,000        5,965
                                                                                                                -------
                                                                                                                  6,469
TOTAL CORPORATE BONDS AND NOTES
     (IDENTIFIED COST - $125,650)                                                                               118,323
------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES                                      3.3%

Fixed-rate Securities                                        1.4%
Advanta Mortgage Loan Trust                                                 7.59%     6/25/14          600          606
Chevy Chase 1997-A                                                          7.65%    12/20/07        1,889        1,853
Chevy Chase RACES 1998-A                                                    6.85%     8/1/13         4,083        3,822(G)
FMAC Loan Receivables Trust                                                 7.35%     4/15/19          170          169
Green Tree Recreational, Equipment and
     Consumer Trust 1998-A                                                  6.71%     5/15/29        3,003        2,986
Rural Housing Trust 1987-1                                                  3.33%     10/1/28            4            4
                                                                                                                -------
                                                                                                                  9,440
Indexed Securities                                           1.9%
Matterhorn One Limited Trust                                                6.05%     1/21/06        2,500        2,498(F)
Matterhorn One Limited Trust                                                6.55%     1/21/06           98           98(F)
World Omni Automobile Lease Securitization                                  5.63%     2/15/02       10,200       10,199(F)
                                                                                                                -------
                                                                                                                 12,795
Stripped Securities                                         N.M.
Option One CTS Arm Trust                                                    3.067%    3/25/01        7,879          114(D1)


                                                              4

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                           % OF                      MATURITY        PAR/
                                                       NET ASSETS        RATE          DATE         SHARES         VALUE
                                                       -----------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
TOTAL ASSET-BACKED SECURITIES
       (IDENTIFIED COST -- $23,313)                                                                            $ 22,349
------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES                                   4.3%
Fixed-rate Securities                                        4.0%
Asset Securitization Corporation                                            6.92%     2/14/29      $ 6,037        6,010
Merrill Lynch Mortgage Investors, Inc.                                      6.69%    11/21/28           97           97(G)
Merrill Lynch Mortgage Investors, Inc.                                      6.96%    11/21/28        1,358        1,334
Nomura Asset Securities Corporation                                         6.28%     3/17/28        2,503        2,456
Nomura Asset Securities Corporation                                         7.07%     4/13/36        2,564        2,590
Nomura Asset Securities Corporation                                         7.12%     4/13/36        4,500        4,471
Onyx Acceptance Auto Trust                                                  6.18%     4/15/02       10,200       10,168
                                                                                                                -------
                                                                                                                 27,126
Indexed Securities                                          N.M.
Prudential Securities Secured Financing Corp.                               6.048%    4/25/26           57           57(F)
Resolution Trust Corporation                                                6.61%     9/25/21            2            2(F)
                                                                                                                -------
                                                                                                                     59
Stripped Securities                                         N.M.
Structured Mortgage Asset Residential Trust                              2500%        8/25/22         N.M.            1(D1)
Structured Mortgage Asset Residential Trust                                 0.143%    1/25/23        7,181            7(D1)
                                                                                                                -------
                                                                                                                      8
Variable-rate Securities                                     0.3%
Resolution Trust Corporation                                                6.703%    5/25/21          547          546(C)
Resolution Trust Corporation                                               10.296%    8/25/21          106          106(C)
Resolution Trust Corporation                                                6.845%   10/25/28           99           98(C)
Resolution Trust Corporation                                                7.256%    9/25/29        1,028        1,019(C)
                                                                                                                -------
                                                                                                                  1,769
TOTAL MORTGAGE-BACKED SECURITIES
    (IDENTIFIED COST - $28,648)                                                                                  28,962
------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS                      25.2%

Fixed-rate Securities                                       12.8%
Tennessee Valley Authority                                                  0.00%     11/1/19        3,064          735(B)
United States Treasury Bonds                                               11.125%    8/15/03          530          623
United States Treasury Bonds                                               11.875%   11/15/03        9,400       11,402
United States Treasury Bonds                                                8.00%    11/15/21       15,180       17,931
United States Treasury Bonds                                                6.375%    8/15/27        2,280        2,284
United States Treasury Bonds                                                5.50%     8/15/28       12,700       11,367
United States Treasury Bonds                                                5.25%    11/15/28        7,410        6,422
United States Treasury Notes                                                6.375%    9/30/01        8,100        8,208
United States Treasury Notes                                                5.75%    10/31/02        4,650        4,651
United States Treasury Notes                                                5.75%    11/30/02        2,600        2,598


                                                              5

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                           % OF                      MATURITY        PAR/
                                                       NET ASSETS        RATE          DATE         SHARES         VALUE
                                                       -----------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS (CONTINUED)

Fixed-rate Securities (continued)
United States Treasury Notes                                                5.625%   12/31/02      $ 4,300      $ 4,282
United States Treasury Notes                                                6.00%     8/15/04        3,750        3,786
United States Treasury Notes                                                7.50%     2/15/05        2,120        2,266
United States Treasury Notes                                                6.875%    5/15/06        4,970        5,186
United States Treasury Notes                                                7.00%     7/15/06        1,800        1,891
United States Treasury Notes                                                6.50%    10/15/06        2,160        2,209
                                                                                                                -------
                                                                                                                 85,841
Indexed Securities                                          12.4%
United States Treasury Inflation - Indexed Security                         3.625%    1/15/08       18,227       17,635(E)
United States Treasury Inflation - Indexed Security                         3.625%    4/15/28       47,681       44,105(E)
United States Treasury Inflation - Indexed Security                         3.875%    4/15/29       22,435       21,671(E)
                                                                                                                -------
                                                                                                                 83,411
TOTAL U.S. GOVERNMENT AND AGENCY
  OBLIGATIONS (IDENTIFIED COST - $173,224)                                                                      169,252
------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED SECURITIES                    49.0%

Fixed-rate Securities                                       48.5%
Fannie Mae                                                                  7.00%  9/1/07 to 5/1/29   23,668     23,444
Fannie Mae                                                                  6.50%     10/1/14         15,720     15,425(H)
Fannie Mae                                                                  7.50%  6/1/25 to 7/1/29   21,724     21,787
Fannie Mae                                                                  6.00%  1/1/26 to 5/1/29   51,378     47,924
Fannie Mae                                                                  6.25%     5/15/29          6,460      5,942
Fannie Mae                                                                  6.50%  7/1/28 to 8/1/29  113,233    108,563
Fannie Mae                                                                  6.00%     10/1/29          3,420      3,190(H)
Fannie Mae                                                                  6.50%     10/1/29          8,100      7,767(H)
Fannie Mae                                                                  7.50%     10/1/29          2,040      2,046(H)
Fannie Mae                                                                  6.21%      8/6/38          1,040        924
Federal Housing Authority USGI #68                                          7.43%      3/1/21            237        232
Freddie Mac                                                                 8.25%      8/1/01             10         10
Freddie Mac                                                                 9.25%      6/1/02             57         58
Freddie Mac                                                                 6.75%      5/1/04            109        108
Freddie Mac                                                                 7.50%      4/1/06             74         74
Freddie Mac                                                                 9.75%      7/1/08            235        245
Freddie Mac                                                                 5.50% 12/1/13 to 2/1/14    3,865      3,641
Freddie Mac                                                                 6.00%     10/1/14         19,750     18,435(H)
Freddie Mac                                                                 9.30%      4/15/19         1,260      1,306
Freddie Mac                                                                 7.00%  4/1/24 to 5/1/29    9,360      9,221
Freddie Mac                                                                 6.00%      5/1/29            637        594


                                                              6

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                           % OF                        MATURITY        PAR/
                                                       NET ASSETS       RATE             DATE         SHARES        VALUE
                                                       -------------------------------------------------------------------
U.S. GOVERNMENT AGENCY  MORTGAGE-BACKED SECURITIES (CONTINUED)

Fixed-rate Securities (continued)
Freddie Mac                                                                 6.50%       10/1/29        $29,910   $ 28,699(H)
Freddie Mac                                                                 7.00%       10/1/29         15,027     14,776(H)
Government National Mortgage Association                                    9.50%       3/15/03             73         77
Government National Mortgage Association                                   10.25%       6/15/03             14         15
Government National Mortgage Association                                   10.00%      11/15/09              5          5
Government National Mortgage Association                                    6.00%     10/1/14            3,100      2,989(H)
Government National Mortgage Association                                    7.50%  10/15/22 to 9/15/26   1,012      1,017
Government National Mortgage Association                                    7.00%       1/15/24             18         18
Government National Mortgage Association                                    6.00%      12/15/28          6,800      6,312(H)
Government National Mortgage Association                                    7.00%       10/1/29            600        589(H)
                                                                                                                  -------
                                                                                                                  325,433
Stripped Securities                                          0.3%
Fannie Mae                                                                  9.50%        2/1/17            150         44(D1)
Fannie Mae                                                               1009.50%       2/25/20           N.M.          3(D1)
Fannie Mae                                                               1009.25%       8/25/21              7        176(D1)
Fannie Mae                                                                  0.00%       5/25/22          1,391      1,132(D2)
Freddie Mac                                                                10.00%        3/1/21          1,270        346(D1)
Freddie Mac                                                                10.00%       7/15/22            197        150(D2)
                                                                                                                  -------
                                                                                                                    1,851
Variable-rate Securities                                     0.2%
Government National Mortgage Association                                    6.125%     12/20/21            914        927(C)
Government National Mortgage Association                                    6.375%      6/20/25            690        698(C)
                                                                                                                  -------
                                                                                                                    1,625
TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED SECURITIES
      (IDENTIFIED COST - $333,762)                                                                                328,909
--------------------------------------------------------------------------------------------------------------------------

YANKEE BONDS(A)                                              3.2%

Corporate Bonds and Notes                                    2.6%
Hydro-Quebec                                                                8.05%        7/7/24          4,895      5,256(G)
PDVSA Finance Limited LTD 1998-1                                            7.50%      11/15/28          2,000      1,408(G)
Royal & Sun Alliance Insurance Group plc                                    8.95%      10/15/29          1,830      1,830(G)
Sanwa Finance Aruba AEC                                                     8.35%       7/15/09          2,200      2,257
Sumitomo Bank International Finance NV                                      8.50%       6/15/09          1,700      1,728
YPF Sociedad Anonima                                                        7.50%      10/26/02          1,920      1,931(G)
YPF Sociedad Anonima                                                        7.75%       8/27/07          3,250      3,098
                                                                                                                  -------
                                                                                                                   17,508


                                                              7

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                             % OF                      MATURITY         PAR/
                                                          NET ASSETS          RATE       DATE          SHARES      VALUE
                                                         ---------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Foreign Governments                                          0.6%
Quebec Province                                                             7.22%     7/22/36      $ 1,105      $ 1,143
Republic of Korea                                                           8.875%    4/15/08        2,610        2,688
                                                                                                                -------
                                                                                                                  3,831
TOTAL YANKEE BONDS
     (IDENTIFIED COST - $22,666)                                                                                 21,339
------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCK                                              0.6%

Home Ownership Funding                                                                               4 shs        3,781(G)
                                                                                                                -------

TOTAL PREFERRED STOCK
     (IDENTIFIED COST - $4,472)                                                                                   3,781
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS                                      11.0%

Corporate Bonds and Notes                                    4.7%
Countrywide Home Loan                                                       5.368%    1/26/00      $ 5,000        4,996(F)
GTE Corporation                                                             5.546%    6/12/00        8,000        7,995(F)
IBM Credit Corporation                                                      5.79%     3/20/00        4,000        3,996
Lockheed Martin Corporation                                                 6.15%     2/18/00        1,500        1,464
PHH Corporation                                                             5.58%     2/17/00        5,000        5,000
TRW Incorporated                                                            6.22%     2/15/00        3,600        3,515
US West Capital Funding Incorporated                                        5.96%     6/15/00        4,300        4,294(F,G)
                                                                                                                -------
                                                                                                                 31,260
U.S. Government and Agency Obligations                       0.7%
Freddie Mac                                                                 4.79%    11/12/99        4,250        4,226(I)
United States Treasury Notes                                                5.375%    7/31/00          700          700
                                                                                                                -------
                                                                                                                  4,926

Options Purchased                                             N.M.
Eurodollar Future Call, January 99, Strike Price $94.25                                                462(J)        52

Repurchase Agreements                                        5.6%
J.P. Morgan Securities, Inc.
   5.38% dated 9/30/99, to be repurchased at
   $36,140 on 10/1/99 (Collateral: $38,595
   Fannie Mae Medium-term notes, 6.20% due
   8/12/08, value $37,177)                                                                          36,135       36,135

                                                              8

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------

SHORT-TERM INVESTMENTS (CONTINUED)

Repurchase Agreements (continued)
State Street Corporation
   3.50% dated 9/30/99, to be repurchased at
   $1,247 on 10/1/99 (Collateral: $1,270 Fannie
   Mae Medium-term notes, 5.30% due 1/8/01,
   value $1,290)                                                                                   $ 1,247      $ 1,247
                                                                                                                -------
                                                                                                                 37,382
TOTAL SHORT-TERM INVESTMENTS
     (IDENTIFIED COST - $73,689)                                                                                 73,620
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (IDENTIFIED COST - $785,424)                            114.2%                                              $766,535
OTHER ASSETS LESS LIABILITIES                              (14.2)%                                              (95,550)
                                                                                                                -------

NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
   62,785 Institutional Shares outstanding                                                        $694,623
      126 Financial Intermediary Shares outstanding                                                  1,346
Under/(over) distributed net investment income                                                      10,436
Accumulated net realized gain/(loss) on investments                                                (16,582)
Unrealized appreciation/(depreciation) of investments                                              (18,838)
                                                                                                 ---------

NET ASSETS                                                 100.0%                                              $670,985
                                                                                                               ========
NET ASSET VALUE PER SHARE
   Institutional Class                                                                                          $ 10.67
                                                                                                               ========
   Financial Intermediary Class                                                                                 $ 10.66
                                                                                                               ========

                                                              9

STATEMENT OF NET ASSETS (CONTINUED)

LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          Actual           Appreciation
                                                                      Expiration         Contracts        (Depreciation)
                                                                    ===============  ===============     ===============
Futures Contracts Purchased
Municipal Bond Index Futures                                         December 99             42               $ (26)
U.S. Treasury Bond Futures                                           December 99            449                 117
U.S. Treasury Bond Futures                                           December 99            183                  43
U.S. Treasury Bond Futures                                              March 00            113                (245)
                                                                                                           --------
                                                                                                              $(111)
                                                                                                           --------
Futures Contracts Written
U.S. Treasury Bond Futures                                           December 99             63               $ (33)
                                                                                                           --------

Options Written
U.S. Treasury Bond Futures Call, Strike Price $114.00                 October 99            475               $ (33)
U.S. Treasury Bond Futures Call, Strike Price $116.00                 October 99            122                  30
U.S. Treasury Bond Futures Call, Strike Price $109.00                November 99             91                  21
U.S. Treasury Bond Futures Call, Strike Price $116.00                November 99            209                 124
U.S. Treasury Bond Futures Call, Strike Price $118.00                November 99             99                  53
                                                                                                           --------
                                                                                                              $ 195
                                                                                                           --------
-------------------------------------------------------------------------------------------------------------------
A  Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
B  Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C  The coupon rates shown on variable-rate securities are the rates at September 30, 1999. These rates vary with the weighted average coupon of the underlying loans.
D  Stripped Security - Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
E  United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
F  Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate
   (LIBOR), the Consumer Price (CPI) index or the one year Treasury Bill rate. The coupon rate is the rate as of
   September 30, 1999.
G  Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.1% of net assets.
H  When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I  Collateral to cover futures contracts.
J  This represents actual number of contracts.
N.M. Not Meaningful

See Notes to Financial Statements

                                                            10

STATEMENT OF NET ASSETS
LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
CORPORATE BONDS AND NOTES                                   13.9%

Aerospace/Defense                                            0.5%
Raytheon Company                                                            6.75%     8/15/07        $ 960        $ 925

Automotive                                                   0.9%
American Axle & Manufacturing Holdings, Inc.                                9.75%     3/1/09            50           47
Ford Motor Company                                                          6.625%    2/15/28          200          178
Ford Motor Company                                                          6.625%    10/1/28           80           71
General Motors Corporation                                                  6.75%     5/1/28           500          453
J. L. French Automotive Castings                                           11.50%     6/1/09            50           50(B)
Lear Corporation                                                            7.96%     5/15/05          210          206(B)
Lear Corporation                                                            8.11%     5/15/09          580          562(B)
                                                                                                                -------
                                                                                                                  1,567
Banking and Finance                                          3.3%
BNY Capital Trust                                                           7.97%    12/31/26        1,000          972
Dresdner Funding Trust I                                                    8.151%    6/30/31          330          303
Ford Motor Credit Company                                                   6.125%    4/28/03          600          588
Ford Motor Credit Company                                                   5.75%     2/23/04          400          384
General Motors Acceptance Corporation                                       5.85%     1/14/09        2,000        1,845
IBJ Preferred Capital Corp. LLC                                             8.79%    12/29/49          500          477(B)
Lehman Brothers Holdings Incorporated                                       6.25%     4/1/03           200          194
Lehman Brothers Holdings Incorporated                                       7.00%     5/15/03          220          219
SB Treasury Company LLC                                                     9.40%    12/29/49          500          503(B)
Zurich Capital Trust I                                                      8.376%    6/1/37           500          486(B)
                                                                                                                -------
                                                                                                                  5,971
Building Materials                                           0.1%
American Standard Companies, Inc.                                           8.25%     6/1/09            28           27
American Standard Companies, Inc.                                           7.625%    2/15/10           19           17
Nortek Inc.                                                                 8.875%    8/1/08            80           76
                                                                                                                -------
                                                                                                                    120
Business Services                                            0.6%
Cendant Corporation                                                         7.75%     12/1/03        1,100        1,099

Cable                                                        1.6%
Century Communications Corp.                                                8.875%    1/15/07           31           30
Charter Communications Holdings LLC                                         8.625%    4/1/09            67           62
Continental Cablevision, Inc.                                               9.00%     9/1/08         1,000        1,095
CSC Holdings Inc.                                                           8.125%    7/15/09           20           20(B)
NTL Incorporated                                                            0.00%     10/1/08           40           27(I)
TCI Communications, Inc.                                                    7.875%    2/15/26          500          517
Tele-Communications, Inc.                                                   7.125%    2/15/28        1,180        1,119
                                                                                                                -------
                                                                                                                  2,870


                                                            11

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
Chemicals                                                    0.1%
Huntsman ICI Chemicals LLC                                                  0.00%    12/31/09        $ 500        $ 135(B,K)
Lyondell Chemical Company                                                   9.875%    5/1/07            30           30
                                                                                                                -------
                                                                                                                    165
Construction Machinery                                       0.1%
Terex Corporation                                                           8.875%    4/1/08           113          108(B)

Electric                                                     0.4%
Calpine Corporation                                                         7.75%     4/15/09           38           36
CMS Energy Corporation                                                      7.50%     1/15/09          133          124
Niagara Mohawk Power Corporation                                            7.75%     10/1/08          500          508
The AES Corporation                                                         9.50%     6/1/09            69           69
                                                                                                                -------
                                                                                                                    737
Energy                                                     N.M.
P&L Coal Holdings Corp.                                                     9.625%    5/15/08           80           78

Environmental Services                                       0.1%
Allied Waste North America Inc.                                            10.00%     8/1/09           150          138(B)
Safety Kleen Corp.                                                          9.25%     5/15/09           86           83(B)
                                                                                                                -------
                                                                                                                    221
Food, Beverage and Tobacco                                   1.6%
J. Seagram & Sons                                                           6.40%    12/15/03          510          495
J. Seagram & Sons                                                           6.80%    12/15/08          240          227
J. Seagram & Sons                                                           7.50%    12/15/18          340          326
J. Seagram & Sons                                                           7.60%    12/15/28          180          171
R.J. Reynolds Tobacco Holdings Inc.                                         7.75%     5/15/06        1,010          954(B)
R.J. Reynolds Tobacco Holdings Inc.                                         7.875%    5/15/09          680          657(B)
                                                                                                                -------
                                                                                                                  2,830
Gaming                                                       0.1%
Horseshoe Gaming Holdings, Inc.                                             8.625%    5/15/09           73           69(B)
International Game Technology                                               8.375%    5/15/09           60           57
                                                                                                                -------
                                                                                                                    126
Gas and Pipeline Utilities                                   0.1%
CMS Panhandle Holding Company                                               7.00%     7/15/29          300          267

Industrial                                                   0.1%
Blount International Inc.                                                  13.00%     8/1/09           115          119(B)

Media                                                        0.9%
AMFM Inc.                                                                   8.00%     11/1/08           91           89
EchoStar Communications Corporation                                         9.375%    2/1/09            52           51
News America Holdings Incorporated                                          8.25%    10/17/96        1,100        1,028


                                                            12

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
Media (continued)
News America Incorporated                                                   6.75%     1/9/38         $ 200        $ 183
Time Warner, Inc.                                                           8.375%    3/15/23          200          213
TV Guide, Inc.                                                              8.125%    3/1/09            80           75
                                                                                                                -------
                                                                                                                  1,639
Telecommunications                                           2.2%
AT&T Corporation                                                            9.65%     3/31/27        1,480        1,679
Cox Communications Inc.                                                     7.875%    8/15/09          120          123
Crown Castle International Corp.                                            0.00%     5/15/11           65           37(I)
Crown Castle International Corp.                                            9.00%     5/15/11           17           16
Crown Castle International Corp.                                            9.50%     8/1/11           100           96(B)
Frontier Corporation                                                        6.00%    10/15/13          185          173
Hyperion Telecommunications Inc.                                           12.00%     11/1/07           34           34
Level 3 Communications Incorporated                                         9.125%    5/1/08           253          229
Lucent Technologies Incorporated                                            6.45%     3/15/29        1,400        1,259
McleodUSA Incorporated                                                      8.125%    2/15/09           50           47
NEXTLINK Communications Inc.                                               10.75%     6/1/09           194          196
Omnipoint Corporation                                                      11.50%     9/15/09           30           31(B)
PSINet Inc.                                                                11.00%     8/1/09            53           53(B)
Williams Communications Group, Inc.                                        10.875%    10/1/09           86           85
                                                                                                                -------
                                                                                                                  4,058
Transportation                                               1.2%
Avis Rent A Car, Inc.                                                      11.00%     5/1/09            85           88(B)
Burlington Northern Santa Fe Corporation                                    6.375%   12/15/05          360          345
Consolidated Rail Corporation                                               7.875%    5/15/43          200          194
CSX Corporation                                                             6.25%    10/15/08          570          526
CSX Corporation                                                             7.90%     5/1/17           500          503
Norfolk Southern Corporation                                                7.80%     5/15/27          370          369
Worldwide Flight Services                                                  12.25%     8/15/07           71           70(B)
                                                                                                                -------
                                                                                                                  2,095
TOTAL CORPORATE BONDS AND NOTES
     (IDENTIFIED COST - $26,569)                                                                                 24,995
                                                                                                                -------

ASSET-BACKED SECURITIES                                      2.8%

Fixed-rate Securities                                        1.4%
Onyx Acceptance Auto Trust                                                  6.18%     4/15/02        2,500        2,492

Indexed Securities                                           1.4%
World Omni Automobile Lease Securitization                                  5.63%     2/15/02        2,500        2,500(G)
                                                                                                                -------

TOTAL ASSET-BACKED SECURITIES
     (IDENTIFIED COST - $5,000)                                                                                   4,992
------------------------------------------------------------------------------------------------------------------------

                                                            13

STATEMENT OF NET ASSETS (CONTINUED)

LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------

Mortgage-Backed Securities                                   2.1%
Fixed-rate Securities                                        2.1%
Asset Securitization Corporation                                            7.49%     4/14/29      $ 1,050      $ 1,073
Nomura Asset Securitization Corporation                                     6.59%     3/17/28        2,750        2,648
                                                                                                                -------

TOTAL MORTGAGE-BACKED SECURITIES
     (IDENTIFIED COST - $3,889)                                                                                   3,721
------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
     OBLIGATIONS                                            27.1%

Fixed-rate Securities                                       16.3%
United States Treasury Bonds                                               11.875%   11/15/03        2,230        2,705
United States Treasury Bonds                                                5.50%     8/15/28        5,000        4,475
United States Treasury Bonds                                                5.25%    11/15/28       18,570       16,095
United States Treasury Notes                                                6.00%     8/15/04        3,000        3,029
United States Treasury Notes                                                6.50%    10/15/06          360          368
United States Treasury Notes                                                6.125%    8/15/07        2,620        2,623
                                                                                                                -------
                                                                                                                 29,295
Indexed Securities                                          10.8%
United States Treasury Inflation - Indexed Security                         3.625%    4/15/28       20,716       19,163(E)
United States Treasury Inflation - Indexed Security                         3.875%    4/15/29          345          333(E)
                                                                                                                -------
                                                                                                                 19,496
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (IDENTIFIED COST - $49,747)                                                                          48,791
------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                  34.4%
Fixed-rate Securities                                       34.4%
Fannie Mae                                                                  6.50%  5/1/14 to 8/1/29    6,843        6,569
Fannie Mae                                                                  6.00%  3/1/28 to 5/1/29   12,189       11,368
Fannie Mae                                                                  6.25%       5/15/29        2,150        1,978
Fannie Mae                                                                  6.00%       10/1/29          670          625(D)
Fannie Mae                                                                  6.50%       10/1/29       13,780       13,214(D)
Fannie Mae                                                                  7.50%       10/1/29          900          902(D)
Fannie Mae                                                                  6.21%        8/6/38          350          311
Freddie Mac                                                                 5.50%  12/1/13 to 2/1/14   1,799        1,695
Freddie Mac                                                                 7.00%        4/1/29          498          490
Freddie Mac                                                                 6.50%       10/1/29       10,700       10,267(D)

                                                            14

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
--------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES       VALUE
                                                         -----------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-  BACKED SECURITIES (CONTINUED)
Fixed-rate Securities (continued)
Government National Mortgage Association                                    7.50%  3/15/23 to  7/15/28  $ 4,356    $ 4,371
Government National Mortgage Association                                    7.00%  7/15/23 to 12/15/28   10,407     10,230
                                                                                                                   -------

TOTAL U.S. GOVERNMENT AGENCY
     MORTGAGE-BACKED SECURITIES
     (IDENTIFIED COST - $63,083)                                                                                 62,020
------------------------------------------------------------------------------------------------------------------------

YANKEE BONDS(A)                                              7.4%

Corporate Bonds and Notes                                    3.7%
Diageo Capital plc                                                          6.625%    6/24/04        1,400        1,395
HSBC Holdings plc                                                           7.50%     7/15/09        1,400        1,401
PDVSA Finance LTD 1998-1                                                    7.50%    11/15/28          500          352(B)
Petroleos Mexicanos                                                         8.85%     9/15/07          555          503
Petroleos Mexicanos                                                         9.50%     9/15/27          870          835
Royal & Sun Alliance Insurance Group plc                                    8.95%    10/15/29          470          470(B)
Sanwa Finance Aruba AEC                                                     8.35%     7/15/09          500          513
United Pan-Europe Communications NV                                        10.875%    8/1/09            95           97(B)
Versatel Telecom International NV                                          11.875%    7/15/09           70           66
Worldwide Fiber Inc.                                                       12.00%     8/1/09            50           49
YPF Sociedad Anonima                                                        7.75%     8/27/07        1,000          953
ZSC Specialty Chemicals plc                                                11.00%     7/1/09           100          101(B)
                                                                                                                -------
                                                                                                                  6,735
Foreign Governments                                          3.7%
Quebec Province                                                             7.22%     7/22/36          650          672
Republic of Argentina                                                       6.813%    3/31/05        2,044        1,796(G)
Republic of Argentina                                                      11.75%     4/7/09         1,190        1,154
Republic of Argentina                                                       9.75%     9/19/27          292          246
Republic of Brazil                                                          5.938%    4/15/09          120           85(G)
Republic of Panama                                                          9.375%    4/1/29           200          189
Republic of South Korea                                                     8.875%    4/15/08          580          597
United Mexican States                                                      10.375%    2/17/09          280          284
United Mexican States                                                      11.50%     5/15/26        1,500        1,657
Vnesheconombank                                                             6.063%   12/15/15            3            1(G)
Vnesheconombank                                                             6.063%   12/15/20          200           18(F,G)
                                                                                                                -------
                                                                                                                  6,699
TOTAL YANKEE BONDS
     (IDENTIFIED COST - $13,407)                                                                                 13,434
------------------------------------------------------------------------------------------------------------------------

                                                            15

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------

PREFERRED STOCK                                              0.2%

News Corporation Finance Trust                                                                           7 shs   $  413

TOTAL PREFERRED STOCK
     (IDENTIFIED COST - $455)                                                                                       413
------------------------------------------------------------------------------------------------------------------------

FOREIGN BONDS                                                4.7%

Australian Dollar                                            0.9%
Australian Government                                                       8.75%     8/15/08        2,270        1,727(M)

Euro                                                         1.4%
Buoni del Tesoro Poliennali                                                 6.50%     11/1/27        2,250        2,531(N)

Greek Drachma                                                1.5%
Hellenic Republic                                                           8.60%     3/26/08      550,000        1,983(O)
Hellenic Republic                                                           6.30%     1/29/09      200,000          631(O)
                                                                                                                -------
                                                                                                                  2,614
New Zealand Dollar                                           0.5%
New Zealand Government                                                      7.00%     7/15/09        1,630          850(P)

Swedish Krona                                                0.4%
AB Spintab                                                                  5.50%     9/17/03        3,500          420(Q)
Statens Bostadsfinansier AB                                                 5.50%    10/15/03        3,500          419(Q)
                                                                                                                -------
                                                                                                                    839

TOTAL FOREIGN BONDS
     (IDENTIFIED COST - $8,627)                                                                                   8,561
------------------------------------------------------------------------------------------------------------------------

WARRANTS                                                    N.M.

Republic of Argentina, 12.125% due 2/25/19                                                            N.M.         N.M.

TOTAL WARRANTS
     (IDENTIFIED COST - $12)                                                                                       N.M.
------------------------------------------------------------------------------------------------------------------------

                                                            16

STATEMENT OF NET ASSETS (CONTINUED)

LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
SHORT-TERM INVESTMENTS                                      19.9%

Corporate Bonds and Notes                                    1.8%
Lehman Brothers Holdings Incorporated                                       6.50%     9/25/00        $ 580       $  580
Lockheed Martin Corporation                                                 6.15%     2/18/00        1,000          976
TRW Incorporated                                                            6.22%     2/15/00          900          875
US West Capital Funding Incorporated                                        5.96%     6/15/00          900          899(B,G)
                                                                                                                -------
                                                                                                                  3,330
U.S. Government Agency                                       0.9%
Freddie Mac                                                                 4.72%    11/12/99        1,550        1,541(J)

Mortgage-backed Securities                                   1.2%
GS Mortgage Securities Corporation II                                       5.76%     2/13/00        2,100        2,095(B,G)

Options Purchased                                           N.M.
Eurodollar Future Call, January 99, Strike Price $94.25                                                117(L)        13

Repurchase Agreements                                       16.0%
J.P. Morgan Securities, Inc.
   5.38%, dated 9/30/99, to be repurchased at $28,813
   on 10/1/99 (Collateral: $29,950 Fannie Mae
   Medium-term Notes, 6.50% due 4/29/09, value
   $30,202)                                                                                         28,809       28,809
                                                                                                                -------

TOTAL SHORT-TERM INVESTMENTS
     (IDENTIFIED COST - $35,799)                                                                                 35,788
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
     (IDENTIFIED COST - $206,588)                          112.5%                                              $202,715
OTHER ASSETS LESS LIABILITIES                              (12.5)%                                              (22,536)
                                                                                                                -------

NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
     18,561 shares outstanding                                                                    $184,844
Under/(over) distributed net investment income                                                       2,347
Accumulated net realized gain/(loss) on investments
     and foreign currency transactions                                                              (3,021)
Unrealized appreciation/(depreciation) of investments
     and foreign currency transactions                                                              (3,991)
                                                                                                 ---------

NET ASSETS                                                 100.0%                                              $180,179
                                                                                                               ========

NET ASSET VALUE PER SHARE                                                                                        $ 9.71
                                                                                                               ========

                                                            17

STATEMENT OF NET ASSETS (CONTINUED)

LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                                                           ACTUAL         APPRECIATION
                                                                     EXPIRATION          CONTRACTS        (DEPRECIATION)
                                                                --------------------------------------------------------
Futures Contracts Purchased
Municipal Bond Futures                                               December 99             10                $ (6)
U.S. Treasury Bond Futures                                           December 99            146                  48
U.S. Treasury Bond Futures                                           December 99             51                   2
U.S. Treasury Bond Futures                                              March 00             21                 (55)
                                                                                                             ------
                                                                                                               $(11)
Futures Contracts Written                                                                                    ------
U.S. Treasury Bond Futures                                           December 99            121                $(74)
                                                                                                             ------

Options Written
Argentina Federal Republic Bond OTC Call, Strike Price $86.125        October 99            500                $ (3)
Argentina Federal Republic Bond OTC Call, Strike Price $112.00        October 99            466                   0
U.S. Treasury Bond Futures Call, Strike Price $114.00                 October 99            125                  (9)
U.S. Treasury Bond Futures Call, Strike Price $116.00                 October 99             32                   8
U.S. Treasury Bond Futures Call, Strike Price $109.00                November 99             24                   6
U.S. Treasury Bond Futures Call, Strike Price $116.00                November 99             51                  29
U.S. Treasury Bond Futures Call, Strike Price $118.00                November 99             25                  13
U.S. Treasury Bond Futures Put, Strike Price $112.00                 November 99             75                  25
                                                                                                             ------
                                                                                                               $ 69
                                                                                                             ------
------------------------------------------------------------------------------------------------------------------------

(A)Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
(B)Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.0% of net assets.
(C)The coupon rates shown on variable-rate securities are the rates at September 30, 1999. These rates vary with the weighted average coupon of the underlying loans.
(D)When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(E)United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(F)Pay-In-Kind ("PIK") security - A bond in which interest during the initial few years is paid in additional PIK bonds rather than in cash.
(G)Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Consumer Price Index (CPI) or the one year Treasury Bill rate. The coupon rate is the rate as of September 30,
   1999.
(H)Stripped Security - Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
(I)Stepped coupon security - A bond or preferred stock which amortizes to par by a specified date at which time it begins to accrue interest or pay dividends.
(J)Collateral to cover futures contracts.
(K)Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(L)This represents actual number of contracts.
(M)Denominated in Australian Dollars.
(N)Denominated in Euro.
(O)Denominated in Greek Drachma.
(P)Denominated in New Zealand Dollars.
(Q)Denominated in Swedish Krona. N.M. Not Meaningful

See Notes to Financial Statements

                                                            18

STATEMENT OF NET ASSETS (CONTINUED)

LM Institutional Fund Advisors I, Inc.
Western Asset Intermediate Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
CORPORATE BONDS AND NOTES                                   26.8%
Aerospace/Defense                                            3.8%
Raytheon Company                                                            6.30%     8/15/00      $ 4,000      $ 4,003
Raytheon Company                                                            6.15%     11/1/08        6,000        5,514
Raytheon Company                                                            6.00%    12/15/10        2,860        2,566
                                                                                                                -------
                                                                                                                 12,083
Banking and Finance                                          9.3%
CIT Group Incorporated                                                      7.125%   10/15/04        5,000        4,996
Countrywide Home Loans, Inc.                                                6.85%     6/15/04        1,600        1,583
Dryden Investor Trust                                                       7.157%    7/23/08        4,665        4,478(G)
Ford Motor Credit Company                                                   5.75%     2/23/04        1,580        1,517
General Motors Acceptance Corporation                                       6.85%     6/17/04        1,100        1,099
Heller Financial, Inc.                                                      7.125%    9/28/04        1,700        1,705
J.P. Morgan & Company, Inc.                                                 5.603%    2/15/12          710          622(F)
Lehman Brothers Holdings Incorporated                                       7.50%     9/1/06         3,120        3,107
National Westminster Bancorp                                                9.375%   11/15/03          290          314
NationsBank Capital Trust III                                               6.728%    1/15/27        1,300        1,241(F)
Norwest Financial Inc.                                                      6.70%     9/22/04        3,440        3,430
Salomon Smith Barney                                                        6.25%     1/15/05        1,300        1,265
SB Treasury Company LLC                                                     9.40%    12/29/49        3,340        3,361(G)
United States Leasing International                                         8.75%     12/1/01          500          520
                                                                                                                -------
                                                                                                                 29,238
Cable                                                        1.0%
TCI Communications, Inc.                                                    7.61%     10/4/05        3,060        3,145

Consumer Products                                            0.3%
Procter & Gamble Company                                                    6.875%    9/15/09        1,000        1,004

Food, Beverage and Tobacco                                   1.8%
Philip Morris Companies, Inc.                                               6.95%     6/1/06         2,000        2,008
R.J. Reynolds Tobacco Holdings, Inc.                                        7.75%     5/15/06        4,020        3,798(G)
                                                                                                                -------
                                                                                                                  5,806
Gaming                                                       1.5%
Mirage Resorts Incorporated                                                 6.625%    2/1/05         1,500        1,382
Mirage Resorts Incorporated                                                 6.75%     8/1/07         3,640        3,254
                                                                                                                -------
                                                                                                                  4,636
Media                                                        2.9%
News America Incorporated                                                   6.703%    5/21/04        3,570        3,457(C)
Time Warner, Inc.                                                           9.125%    1/15/13        2,000        2,245
Time Warner, Inc.                                                           7.25%    10/15/17        3,440        3,297
                                                                                                                -------
                                                                                                                  8,999
Retail                                                       0.6%
Wal-Mart Stores Incorporated                                                6.875%    8/10/09        2,030        2,034

                                                            19

STATEMENT OF NET ASSETS (CONTINUED)

LM Institutional Fund Advisors I, Inc.
Western Asset Intermediate Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
Telecommunications                                           2.3%
AT&T Corporation                                                            7.75%     3/1/07         $ 950       $  997
MCI Worldcom, Inc.                                                          7.75%     4/1/07         6,000        6,264
                                                                                                                -------
                                                                                                                  7,261
Transportation                                               3.3%
CSX Corporation                                                             5.85%     12/1/03        5,000        4,779
Norfolk Southern Corporation                                                7.35%     5/15/07        1,730        1,727
Union Pacific Corporation                                                   6.70%     12/1/06        4,030        3,859
                                                                                                                -------
                                                                                                                 10,365
TOTAL CORPORATE BONDS AND NOTES
 (IDENTIFIED COST - $86,760)                                                                                     84,571
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                     10.3%

Fixed-rate Securities                                        8.8%
ARG Funding Corporation                                                     6.02%     5/20/05        3,190        3,088(G)
Bridgestone/Firestone Master Trust                                          6.17%     7/1/03         4,300        4,317
Chevy Chase 1997-A                                                          7.65%    12/20/07          627          615
Chevy Chase Home Loan Trust                                                 7.15%     5/15/15          569          573
Contimortgage Home Equity Loan                                              6.42%     4/25/14        2,236        2,232
CPS Auto Grantor Trust                                                      6.30%     8/15/02          486          485
CS First Boston Mortgage Securities Corporation                             6.62%     9/25/09        3,621        3,619(G)
Fleetwood Credit Corp. Grantor Trust                                        6.75%     3/15/10        2,574        2,571
Green Tree Financial Corporation                                            6.90%     2/15/04        1,426        1,419
Guaranteed Export Certificates                                              6.13%     6/15/04        1,176        1,175
Lehman FHA Title 1 Loan Trust                                               7.71%     8/25/17        1,168        1,174
Long Beach Acceptance Auto Grantor Trust                                    6.85%    10/25/03        1,640        1,637(G)
Long Beach Acceptance Auto Grantor Trust                                    6.69%     9/25/04          366          365(G)
Mego Mortgage Home Loan Trust                                               7.275%    9/25/16          622          619
Mego Mortgage Home Loan Trust                                               7.17%     5/25/23        1,700        1,697
Merrill Lynch Mortgage Investors, Inc.                                      9.70%     6/15/08          487          488
Merrill Lynch Mortgage Investors, Inc.                                      9.65%     9/15/10        1,750        1,765
                                                                                                                -------
                                                                                                                 27,839
Indexed Securities                                           0.8%
Lehman Home Equity Loan Trust                                               5.61%    12/15/27          648          645(F)
Matterhorn One Limited Trust                                                6.05%     1/21/06        1,592        1,591(F,G)
Matterhorn One Limited Trust                                                6.55%     1/21/06          141          141(F,G)
                                                                                                                -------
                                                                                                                  2,377
Stripped Securities                                          0.3%
Bay View Auto Trust                                                         3.15%    12/15/04          975           10(D1)
Delta Funding Home Equity Loan Trust                                        6.00%     3/15/02        6,000          416(D1)

                                                            20

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Intermediate Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Stripped Securities (continued)

Delta Funding Home Equity Loan Trust                                        6.00 %     6/15/02     $ 3,300        $ 268(D1)
Option One CTS Arm Trust                                                    3.067%     3/25/01         910           13(D1)
Union Acceptance Corp.                                                      2.75 %     5/10/04      15,312          118(D1)
                                                                                                                -------
                                                                                                                    825
Variable-rate Securities                                     0.4%
PSC Grantor Trust                                                           6.29 %     6/8/05        1,276        1,271(C,G)

TOTAL ASSET-BACKED SECURITIES
 (IDENTIFIED COST - $32,549)                                                                                     32,312
------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES                                   3.5%

Fixed-rate Securities                                        2.3%
Asset Securitization Corporation                                            6.72%    11/12/26        2,088        2,080
DLJ Mortgage Acceptance Corp.                                               6.86%    11/12/21        1,561        1,558(G)
Merrill Lynch Mortgage Investors, Inc.                                      6.69%    11/21/28        1,619        1,619
Metropolitan Asset Funding, Inc.                                            6.95%     4/20/08        1,813        1,799
                                                                                                                -------
                                                                                                                  7,056
Stripped Securities                                          0.6%
CMC Securities Corporation III                                              0.00%     2/25/09          440          342(D2)
Enterprise Mortgage Acceptance Company, LLC                                 1.24%    10/15/23       11,600          756(D1,G)
FFCA Secured Lending Corporation                                            1.072%    7/18/15       16,443          726(D1,G)
Securitized Asset Sales, Inc.                                               0.00%    12/25/10          215          162(D2)
                                                                                                                -------
                                                                                                                  1,986
Variable-rate Securities                                     0.6%
Housing Securities Inc.                                                     5.925%   11/25/26          427          427(C,G)
Resolution Trust Corporation                                                8.739%    3/25/21          331          331(C)
Resolution Trust Corporation                                                7.256%    9/25/29           69           68(C)
Resolution Trust Corporation                                                7.771%    9/25/29          474          481(C)
Resolution Trust Corporation                                                7.387%   12/25/29          481          478(C)
Securitized Asset Sales, Inc.                                               6.609%    8/25/33           46           44(C)
                                                                                                                -------
                                                                                                                  1,829

TOTAL MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST - $11,078)                                                                                     10,871
------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS                      24.7%

Fixed-rate Securities                                       18.6%
United States Treasury Bonds                                               11.875%   11/15/03        1,150        1,395
United States Treasury Bonds                                                5.25%    11/15/28          700          607
United States Treasury Notes                                                5.625%    5/15/01        7,000        6,999
United States Treasury Notes                                                6.25%     1/31/02        4,500        4,553

                                                            21

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Intermediate Portfolio

September 30, 1999 (Unaudited)
(Amounts in  Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
   OBLIGATIONS (CONTINUED)
Fixed-rate Securities (continued)
United States Treasury Notes                                                5.875%    9/30/02      $ 6,920      $ 6,945
United States Treasury Notes                                                4.75%     2/15/04       10,000        9,592
United States Treasury Notes                                                6.00%     8/15/04       17,530       17,700
United States Treasury Notes                                                7.50%     2/15/05        4,320        4,617
United States Treasury Notes                                                6.125%    8/15/07        6,150        6,157
                                                                                                                -------
                                                                                                                 58,565
Indexed Securities                                           6.1%
United States Treasury Inflation - Indexed Security                         3.625%    1/15/08        8,166        7,900(E)
United States Treasury Inflation - Indexed Security                         3.875%    4/15/29       11,762       11,361(E)
                                                                                                                -------
                                                                                                                 19,261
TOTAL OF U.S. GOVERNMENT AND AGENCY
   OBLIGATIONS (IDENTIFIED COST - $78,832)                                                                       77,826
------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES                                 23.9%

Fixed-rate Securities                                       22.8%
Agricultural Mortgage (Farmer Mac)                                          7.92%     1/25/12           1,901        1,927
Fannie Mae                                                                  7.00%   4/1/08 to 7/1/28   10,692       10,570
Fannie Mae                                                                  6.625%    9/15/09           1,700        1,695
Fannie Mae                                                                  6.00%   7/1/13 to 7/1/28    5,399        5,037
Fannie Mae                                                                  6.50%   6/1/14 to 8/1/29    6,048        5,814
Fannie Mae                                                                  9.50%     4/15/21             525          555
Fannie Mae                                                                  6.50%     10/1/29          11,600       11,123(B)
Fannie Mae                                                                  7.50%     10/1/29          16,600       16,647(B)
Freddie Mac                                                                 8.50%      7/1/06              68           69
Freddie Mac                                                                 7.76%      5/1/12             217          224
Freddie Mac                                                                 5.50%     10/1/14             500          471(B)
Freddie Mac                                                                 6.50%   6/1/13 to 11/1/15   1,129        1,102
Freddie Mac                                                                 7.50%      4/1/17             234          236
Freddie Mac                                                                 9.30%     4/15/19             632          656
Freddie Mac                                                                 6.50%     10/1/29           7,900        7,580(B)
Freddie Mac                                                                 7.00%     10/1/29           7,800        7,670(B)
Government National Mortgage Association                                    9.00%     6/15/06             214          223
Government National Mortgage Association                                    9.50%     9/15/05             188          200
                                                                                                                   -------
                                                                                                                    71,799

                                                            22

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Intermediate Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES (CONTINUED)
Indexed Securities                                          1.0%
Government National Mortgage Association                                    6.625%    8/20/21       $  356       $  363(F)
Government National Mortgage Association                                    6.375%    6/20/22        1,663        1,684(F)
Government National Mortgage Association                                    6.625%    7/20/22          966          982(F)
Government National Mortgage Association                                    6.625%    8/20/22          243          247(F)
                                                                                                                -------
                                                                                                                  3,276
Stripped Securities                                        N.M.
Fannie Mae                                                                  0.00%     5/25/22          142          116(D2)
Freddie Mac                                                                10.00%     3/1/21           118           32(D1)
                                                                                                                -------
                                                                                                                    148
Variable-rate Securities                                     0.1%
Fannie Mae                                                                  5.916%    3/1/18           139          136(C)
Freddie Mac                                                                 6.294%    1/1/19            73           72(C)
                                                                                                                -------
                                                                                                                    208
TOTAL U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST - $75,708)                                                                                     75,431
                                                                                                                -------
YANKEE BONDSA                                                4.9%

Corporate Bonds and Notes                                    4.6%
Cable & Wireless Communications plc                                         6.375%    3/6/03         3,920        3,918
Diageo Capital plc                                                          6.625%    6/24/04        2,610        2,600
Petrozuata Finance, Inc.                                                    7.63%     4/1/09         3,150        2,521(G)
YPF Sociedad Anonima                                                        7.50%    10/26/02        2,459        2,473(G)
YPF Sociedad Anonima                                                        7.00%    10/26/02        2,947        2,935(G)
                                                                                                                -------
                                                                                                                 14,447
Foreign Governments                                          0.3%
Republic of Korea                                                           8.875%    4/15/08        1,100        1,133

TOTAL YANKEE BONDS
 (IDENTIFIED COST - $16,347)                                                                                     15,580
------------------------------------------------------------------------------------------------------------------------

                                                            23

STATEMENT OF NET ASSETS (CONTINUED)
LM Institutional Fund Advisors I, Inc.
Western Asset Intermediate Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
SHORT-TERM INVESTMENTS                                      16.7%

Corporate Bonds and Notes                                    2.5%
GTE Corporation                                                             5.546%    6/12/00      $ 4,000      $ 3,998(F)
Union Pacific Corporation                                                   7.00%     6/15/00        1,000        1,005
US West Capital Funding Incorporated                                        6.20%     3/24/00        1,300        1,261
US West Capital Funding Incorporated                                        5.96%     6/15/00        1,700        1,697(F,G)
                                                                                                                -------
                                                                                                                  7,961
U.S. Government Agency                                       0.8%
Freddie Mac                                                                 4.72%    11/12/99        2,500        2,486(H)


Repurchase Agreements                                       13.4%
J.P. Morgan Securities, Inc.
   5.38%, dated 9/30/99, to be repurchased at $42,241
   on 10/01/99 (Collateral: $43,190 Fannie Mae
   Medium-term Notes, 6.375% due 6/15/09,
   value $44,303)                                                                                    42,235       42,235

TOTAL SHORT-TERM INVESTMENTS
 (IDENTIFIED COST - $52,686)                                                                                      52,682
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (IDENTIFIED COST - $353,960)                            110.8%                                              $349,273
OTHER ASSETS LESS LIABILITIES                              (10.8)%                                              (33,955)
                                                                                                                -------

NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
  30,013 Institutional Shares outstanding                                                         $317,555
     356 Financial Intermediary Shares outstanding                                                   3,785
Under/(over) distributed net investment income                                                       4,651
Accumulated net realized gain/(loss) on investments                                                 (6,033)
Unrealized appreciation/(depreciation) of investments                                               (4,640)
                                                                                                 ---------
NET ASSETS                                                 100.0%                                              $315,318
                                                                                                               ========
NET ASSET VALUE PER SHARE
   Institutional Class                                                                                         $  10.38
                                                                                                               ========
   Financial Intermediary Class                                                                                $  10.38
                                                                                                               ========

                                                            24

Statement of Net Assets (CONTINUED)

LM Institutional Fund Advisors I, Inc.
Western Asset Intermediate Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------


                                                                                          Actual           Appreciation
                                                                      Expiration         Contracts        (Depreciation)
                                                                    ===============  ===============     ===============
Futures Contracts Purchased
Municipal Bond Index Futures                                         December 99             19               $ (12)
U.S. Treasury Bond Futures                                           December 99             48                   2
U.S. Treasury Bond Futures                                           December 99             25                   7
U.S. Treasury Bond Futures                                              March 00              4                 (12)
                                                                                                            -------
                                                                                                              $ (15)
Futures Contracts Written                                                                                   -------
U.S. Treasury Bond Futures                                           December 99              9                $ (2)
                                                                                                            -------

Options Written
U.S. Treasury Bond Futures Call, Strike Price $118.00                November 99            121               $  62
U.S. Treasury Bond Futures Put, Strike Price $112.00                 November 99             95                   2
                                                                                                            -------
                                                                                                              $  64
                                                                                                            -------

------------------------------------------------------------------------------------------------------------------------

(A)Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
(B)When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(C)The coupon rates shown on variable-rate securities are the rates at September 30, 1999. For mortgage-backed securities, these rates vary with the weighted average coupon of the underlying loans.
(D)Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
(E)United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(F)Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Consumer Price Index (CPI) or the one year Treasury Bill rate. The coupon rate is the rate as of September 30,
   1999.
(G)Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 11.6% of net assets.
(H)Collateral to cover futures contracts.
(N.M.) Not Meaningful

See Notes to Financial Statements

                                                            25


STATEMENT OF NET ASSETS

LM Institutional Fund Advisors I, Inc.
Western Asset Limited Duration Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------
                                                            % OF                        MATURITY        PAR/
                                                          NET ASSETS        RATE          DATE         SHARES      VALUE
                                                         ---------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                      41.7%

Fixed-rate Securities                                       41.7%
United States Treasury Notes                                                5.75%     6/30/01       $1,000       $1,001

TOTAL U.S. GOVERNMENT AND AGENCY  OBLIGATIONS
     (IDENTIFIED COST - $1,001)                                                                                   1,001
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS                                     308.9%

U.S. Government and Agency Obligations                     174.7%
Federal Farm Credit Bank                                                    5.20%     10/1/99        2,000        2,000
Freddie Mac                                                                 5.20%     10/1/99        2,200        2,200
                                                                                                                -------
                                                                                                                  4,200
Repurchase Agreements                                      134.2%
J.P. Morgan Securities, Inc.
   5.38% dated 09/30/99, to be repurchased at
   $1,367 on 10/01/99 (Collateral: $1,385 Freddie
   Mac Note, 6% due 07/20/01, value $1,410)                                                          1,367        1,367
State Street Corporation
   3.50% dated 09/30/99, to be repurchased at
   $1,860 on 10/01/99 (Collateral: $1,995 Fannie Mae
   Discount Note due 08/11/00, value $1,898)                                                         1,860        1,860
                                                                                                                -------
                                                                                                                  3,227
TOTAL SHORT-TERM INVESTMENTS
     (IDENTIFIED COST - $7,427)                                                                                   7,427
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (IDENTIFIED COST - $8,428)                              350.6%                                                $8,428
OTHER ASSETS LESS LIABILITIES                             (250.6)%                                               (6,024)
                                                                                                                -------

NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
   252 shares outstanding                                                                           $3,385
Under/(over) distributed net investment income                                                         113
Accumulated net realized gain/(loss) on investments                                                 (1,094)
                                                                                                 ---------
NET ASSETS                                                 100.0%                                                $2,404
                                                                                                                =======
NET ASSET VALUE PER SHARE                                                                                         $9.55
                                                                                                                =======
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF NET ASSETS
LM Institutional Fund Advisors I, Inc.

Western Asset Non-U.S. Fixed Income Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
--------------------------------------------------------------------------------------------------------------------------
                                                 % OF                        MATURITY
                                               NET ASSETS           RATE       DATE         CURRENCY      PAR      VALUE
                                              ----------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES                          89.3%

AUSTRALIAN DOLLAR                                  14.7%
Government of Australia                                             8.75%      8/15/08         AUD        4,570   $ 3,476
New South Wales Treasury Corp.                                      8.00%      3/1/08          AUD        4,950     3,514
Queensland Treasury Corp.                                           6.00%      7/14/09         AUD        5,625     3,510
                                                                                                                  -------
                                                                                                                   10,500
BRITISH STERLING                                    4.9%
United Kingdom Treasury Stock                                       5.00%      6/7/04          GBP        2,250     3,541

DANISH KRONE                                        5.0%
Kingdom of Denmark                                                  6.00%     11/15/09         DKK        9,000     1,327
Nykredit                                                            6.00%      10/1/29         DKK        4,562       595
Nykredit                                                            7.00%      10/1/29         DKK        8,817     1,223
Unikredit Realkredit                                                6.00%      10/1/29         DKK        3,432       448
                                                                                                                  -------
                                                                                                                    3,593
EURO                                               25.9%
Buoni del Tesoro Poliennali                                         6.50%      11/1/27         EUR       15,500    17,433
B.A.T. Intl Finance PLC                                             4.875%     2/25/09         EUR        1,200     1,146
                                                                                                                  -------
                                                                                                                   18,579
GREEK DRACHMA                                      21.1%
Hellenic Republic                                                   8.60%      3/26/08         GRD    4,200,000    15,122

NEW ZEALAND DOLLAR                                  4.6%
Government of New Zealand                                           7.00%      7/15/09         NZD        6,300     3,285

SWEDISH KRONA                                      13.1%
AB Spintab                                                          5.50%      9/17/03         SEK       24,500     2,943
Kindom of Sweden                                                    5.00%      1/15/04         SEK       28,000     3,377
Statens Bostadsfinansier AB                                         5.50%     10/15/03         SEK       25,400     3,042
                                                                                                                  -------
                                                                                                                    9,362
TOTAL LONG-TERM DEBT SECURITIES
     (IDENTIFIED COST - $64,974)                                                                                   63,982
--------------------------------------------------------------------------------------------------------------------------

                                                            27

STATEMENT OF NET ASSETS (CONTINUED)

LM Institutional Fund Advisors I, Inc.
Western Asset Non-U.S. Fixed Income Portfolio

September 30, 1999 (Unaudited)
(Amounts in Thousands)
--------------------------------------------------------------------------------------------------------------------------
                                                 % OF                        MATURITY
                                               NET ASSETS           RATE       DATE         CURRENCY      PAR      VALUE
                                              ----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                              1.9%

Repurchase Agreements                               1.9%
State Street Corporation
   3.50% dated 9/30/99, to be repurchased at
   $1,333 on 10/1/99. (Collateral: $1,355
   Fannie Mae Medium-term Notes, 5.30%
   due 1/08/01, value $1,376)                                                                  USD        1,333    $1,333
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST - $1,333)                                                                                       1,333
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
     (IDENTIFIED COST - $66,307)                   91.2%                                                          $65,315
Other Assets Less Liabilities                       8.8%                                                            6,282
                                                                                                                 --------

Net assets consisting of:
Accumulated paid-in-capital applicable to
  7,580 shares outstanding                                                                              $75,550
Under/(over) distributed net investment income                                                             (457)
Accumulated net realized gain/(loss) on investments
  and foreign currency transactions                                                                        (870)
Unrealized appreciation/(depreciation) of investments
  and foreign currency transactions                                                                      (2,626)
                                                                                                       --------
NET ASSETS                                        100.0%                                                          $71,597
                                                                                                                 ========

NET ASSET VALUE PER SHARE                                                                                          $ 9.45
                                                                                                                 ========
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF NET ASSETS (CONTINUED)

LM Institutional Fund Advisors I, Inc.

September 30, 1999 (Unaudited)
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED 9/30/99
                                                    -----------------------------------------------------------------------
                                                                                                                  WESTERN
                                                                      WESTERN                       WESTERN        ASSET
                                                       WESTERN         ASSET                         ASSET        NON-U.S
                                                        ASSET          CORE          WESTERN        LIMITED        FIXED
                                                        CORE           PLUS        INTERMEDIATE     DURATION       INCOME
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                    -----------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                          $22,073        $4,915         $9,982         $516           $1,798
     Dividends                                             312             9              6            1               --
                                                       -------       -------        -------      -------          -------
          Total income                                  22,385         4,924          9,988          517            1,798
                                                       -------       -------        -------      -------          -------
EXPENSES:
     Advisory Fee                                        1,537           345            607           28              148
     Distribution fee and service fees                       1            --              5           --               --
     Transfer agent and shareholder
          servicing expense                                 17             8             11            7                7
     Audit and legal fees                                   15            12             12           18               18
     Custodian fees                                        110            80             69           29               71
     Directors' fees                                         9             9              9           20                8
     Registration fees                                      36            39             27           20               13
     Reports to shareholders                                17             4              3           --                1
     Other expenses                                          7             1             --           --               --
                                                       -------       -------        -------      -------          -------
                                                         1,749           498            743          122              266
     Less fees waived                                      (40)         (115)           (54)         (90)             (86)
                                                       -------       -------        -------      -------          -------
          Total expenses, net of waivers                 1,709           383            689           32              180
                                                       -------       -------        -------      -------          -------
     NET INVESTMENT INCOME                              20,676         4,541          9,299          485            1,618

NET RELIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
     Realized gain (loss) on:
          Investments                                   (6,522)       (1,396)        (4,962)        (844)          (2,406)
          Options                                        2,360           413            249           (2)              49
          Futures                                       (3,022)         (426)          (186)          10              318
          Foreign currency transactions                     --            46             --           --            1,226
                                                       -------       -------        -------      -------          -------
                                                        (7,184)       (1,363)        (4,899)        (836)            (813)
                                                       -------       -------        -------      -------          -------
     Change in unrealized gain (loss) on:
          Investments                                  (15,494)       (3,380)        (2,027)         547           (2,496)
          Assets and liabilities denominated in
               foreign currency                             --             2             --           --               50
                                                       -------       -------        -------      -------          -------
                                                       (15,494)       (3,378)        (2,027)         547           (2,446)
                                                       -------       -------        -------      -------          -------
NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                             (22,678)       (4,741)        (6,926)        (289)          (3,259)
                                                       -------       -------        -------      -------          -------
CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                                   $(2,002)       $ (200)        $2,373        $ 196          $(1,641)
                                                       =======       =======        =======      =======          =======
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

STATMENT OF CHANGES IN NET ASSETS

LM Instituional Fund Advisors I, Inc.

(Amounts in Thousands)

------------------------------------------------------------------------------------------------------
                                                     WESTERN ASSET              WESTERN ASSET
                                                         CORE                     CORE PLUS
                                                       PORTFOLIO                  PORTFOLIO
                                                ------------------------- ---------------------------
                                                  SIX MONTHS               SIX MONTHS
                                                    ENDED        YEAR         ENDED    JULY 8,1998(A)
                                                   09/30/99      ENDED      09/30/99        TO
                                                  (UNAUDITED)  03/31/99    (UNAUDITED) MARCH 31,1999

-----------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS:
   Net investment income                         $  20,676    $  39,417    $   4,541    $   3,449
   Net realized gain (loss) on investments,
      options, futures, and foreign
      currency transactions                         (7,184)      11,754       (1,363)        (861)
   Change in unrealized appreciation
      (depreciation) of investments,
      options, futures, assets and liabilities
      denominated in foreign currencies            (15,494)     (13,322)      (3,378)        (613)
                                                 ---------    ---------    ---------    ---------
   Change in net assets resulting from
      operations                                    (2,002)      37,849         (200)       1,975
   Distributions to shareholders:
      From net investment income:
         Institutional Class                       (17,596)     (39,129)      (3,707)      (1,958)
         Financial Intermediary Class                   --           --           --           --
      From net realized gain on investments         (1,930)     (32,711)          --         (775)
   Change in net assets from:
      Fund share transactions:
         Institutional Class                         5,678      101,804       64,440      120,389
         Financial Intermediary Class                1,346           --           --           --
                                                 ---------    ---------    ---------    ---------
   Change in net assets                            (14,504)      67,813       60,533      119,631
NET ASSETS:
   Beginning of period                             685,489      617,676      119,646           15
   End of period                                 $ 670,985    $ 685,489    $ 180,179    $ 119,646
                                                 ---------    ---------    ---------    ---------
   Undistributed net investment income           $  10,436    $   7,356    $   2,347    $   1,513
                                                 =========    =========    =========    =========

-----------------------------------------------------------------------------------------------------
(A) Commencement of operatons.

See Notes to Financial Statements

--------------------------------------------------------------------------------
   WESTERN ASSET             WESTERN ASSET                WESTERN ASSET
   INTERMEDIATE             LIMITED DURATION              NON-U.S FIXED
     PORTFOLIO                  PORTFOLIO                INCOME PORTFOLIO
----------------------  ------------------------  ------------------------------
SIX MONTHS                SIX MONTHS                SIX MONTHS
   ENDED       YEAR         ENDED        YEAR         ENDED     JULY 15, 1998(A)
 09/30/99      ENDED       09/30/99      ENDED       09/30/99          TO
 (UNAUDITED)  03/31/99    (UNAUDITED)   03/31/99    (UNAUDITED)  MARCH 31, 1999
--------------------------------------------------------------------------------

$   9,299    $  18,769    $     485    $   2,396    $   1,618    $   1,747


   (4,899)       5,041         (836)         284         (813)       1,751


   (2,027)      (3,703)         547         (698)      (2,446)        (180)
---------    ---------    ---------    ---------    ---------    ---------

    2,373       20,107          196        1,982       (1,641)       3,318


   (9,086)     (18,139)        (752)      (2,498)      (2,461)      (1,131)
     (104)          --           --           --           --           --
       --       (9,265)         (63)        (610)        (897)      (1,141)


    3,818       28,298      (23,078)     (23,144)      11,238       64,297
       (9)       3,794           --           --           --           --
---------    ---------    ---------    ---------    ---------    ---------
   (3,008)      24,795      (23,697)     (24,270)       6,239       65,343

  318,326      293,531       26,101       50,371       65,358           15
$ 315,318    $ 318,326    $   2,404    $  26,101    $  71,597    $  65,358
---------    ---------    ---------    ---------    ---------    ---------

$   4,651    $   4,542    $     113    $     380    $    (457)   $     616
=========    =========    =========    =========    =========    =========


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

LM Institutional Fund Advisors I, Inc.

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT OPERATIONS
                                                                         ---------------------------------------------
                                                                                       NET REALIZED
                                                                                      AND UNREALIZED
                                                                                      GAIN (LOSS) ON
                                                                                       INVESTMENTS,
                                                              NET ASSET      NET     OPTIONS, FUTURES      TOTAL
                                                               VALUE,    INVESTMENT     AND FOREIGN        FROM
                                                              BEGINNING    INCOME        CURRENCY        INVESTMENT
                                                              OF PERIOD    (LOSS)       TRANSACTIONS     OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio
         Institutional Class(A)
                  Six Months Ended September 30, 1999(Q)         $11.01    $0.33(H)        $(0.36)         $(0.03)
                  Year Ended March 31, 1999                       11.59     0.64(H)         (0.01)           0.63
                  Nine Months Ended March 31, 1998(B)             11.28     0.49(H)          0.49            0.98
                  Years Ended June 30,
                           1997                                   11.05     0.70(H)          0.19            0.89
                           1996                                   11.22     0.67(H)         (0.14)           0.53
                           1995                                   10.50     0.69(H)          0.72            1.41
         Financial Intermediary Class
                  July 21, 1999 to September 30, 1999(C,Q)       $10.69    $0.11(I)        $(0.14)         $(0.03)
Western Asset Core Plus Portfolio
                  Six Months Ended September 30, 1999(Q)         $ 9.97    $0.24(L)        $(0.26)         $(0.02)
                  Year Ended March 31, 1999(D)                    10.00     0.34(L)         (0.08)           0.26
Western Asset Intermediate Portfolio
         Institutional Class(A)
                  Six Months Ended September 30, 1999(Q)         $10.62    $0.31(N)        $(0.24)         $ 0.07
                  Year Ended March 31, 1999                       10.85     0.58(N)          0.06            0.64
                  Nine Months Ended March 31, 1998(B)             10.72     0.46(N)          0.23            0.69
                  Years Ended June 30,
                           1997                                   10.48     0.55(N)          0.30            0.85
                           1996                                   10.74     0.54(N)         (0.01)           0.53
                           1995                                   10.00     0.39(N)          0.60            0.99
         Financial Intermediary Class
                  Six Months Ended September 30, 1999(Q)         $10.61    $0.31(O)        $(0.25)         $ 0.06
                  Year Ended March 31, 1999(F)                    10.60     0.12(O)         (0.11)           0.01
Western Asset Limited Duration Portfolio(A)
                 Six Months Ended September 30, 1999(Q)          $ 9.94    $0.85(M)        $(0.71)         $ 0.14
                  Year Ended March 31, 1999                       10.27     0.69(M)         (0.19)           0.50
                  Nine Months Ended March 31, 1998(B)             10.24     0.43(M)          0.11            0.54
                  Years Ended June 30,
                           1997                                   10.08     0.60(M)          0.13            0.73
                           1996(E)                                10.00     0.09(M)         (0.01)           0.08
-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                       32

-------------------------------------------------------------------------------------------------------------------
           DISTRIBUTIONS                                            RATIOS/SUPPLEMENTAL DATA
 -----------------------------------------          ---------------------------------------------------------------
                                                                                   NET
                                                                               INVESTMENT
                                                                                 INCOME                     NET
               FROM                          NET                    EXPENSES     (LOSS)                   ASSETS
     FROM       NET                          ASSET                    TO           TO                     END OF
     NET     REALIZED                       VALUE,                  AVERAGE      AVERAGE    PORTFOLIO      PERIOD
  INVESTMENT  GAIN ON           TOTAL       END OF     TOTAL          NET          NET      TURNOVER        (IN
    INCOME   INVESTMENTS    DISTRIBUTIONS   PERIOD    RETURN         ASSETS       ASSETS      RATE       THOUSANDS)
-------------------------------------------------------------------------------------------------------------------


   $(0.28)    $(0.03)           $(0.31)     $10.67   (0.27)%(H,J)  0.50%(H,K)     6.1%(H,K)   290.5%(K)   $669,642
    (0.65)     (0.56)            (1.21)      11.01    5.61%(H)     0.50%(H)       5.7%(H)     484.3%       685,489
    (0.53)     (0.14)            (0.67)      11.59    8.91%(H,J)   0.50%(H,K)     6.0%(H,K)   226.9%(K)    617,676

    (0.65)     (0.01)            (0.66)      11.28    8.27%(H)     0.50%(H)       6.4%(H)     384.8%       508,353
    (0.66)     (0.04)            (0.70)      11.05    4.86%(H)     0.50%(H)       6.3%(H)     266.0%       453,699
    (0.69)        --             (0.69)      11.22   14.12%(H)     0.50%(H)       7.0%(H)     257.9%       336,774

   $   --      $  --             $  --      $10.66   (0.28)%(I,J)  0.75%(I,K)     5.7%(I,K)   290.5%(K)   $  1,343

   $(0.24)     $  --            $(0.24)       9.71   (0.21)%(L,J)  0.50%(L,K)     5.9%(L,K)   333.3%(K)   $180,179
    (0.22)     (0.07)            (0.29)       9.97    2.58%(L,J)   0.50%(L,K)     5.4%(L,K)   565.7%(K)    119,646


   $(0.31)     $  --            $(0.31)     $10.38    0.65%(N,J)   0.45%(N,K)     6.1%(N,K)   481.9%(K)   $311,619
    (0.57)     (0.30)            (0.87)      10.62    6.01%(N)     0.45%(N)       5.5%(N)     389.6%       314,534
    (0.46)     (0.10)            (0.56)      10.85    6.59%(N,J)   0.45%(N,K)     5.8%(N,K)   401.4%(K)    293,531

    (0.54)     (0.07)            (0.61)      10.72    8.32%(N)     0.45%(N)       6.3%(N)     419.3%       224,497
    (0.54)     (0.25)            (0.79)      10.48    5.15%(N)     0.50%(N)       6.3%(N)     841.3%        66,079
    (0.24)     (0.01)            (0.25)      10.74   10.08%(N)     0.50%(N)       6.1%(N)     764.5%        20,313


   $(0.29)     $  --            $(0.29)     $10.38    0.58%(O,J)   0.70%(O,K)     5.9%(O,K)   481.9%(K)   $  3,699
       --         --                --       10.61    0.09%(O,J)   0.70%(O,K)     5.2%(O,K)   389.6%(K)      3,792

   $(0.50)    $(0.03)           $(0.53)     $ 9.55    1.36%(M,J)   0.40%(M,K)     6.0%(M,K)   300.1%(K)   $  2,404
    (0.64)     (0.19)            (0.83)       9.94    4.96%(M)     0.40%(M)       6.1%(M)     321.3%        26,101
    (0.47)     (0.04)            (0.51)      10.27    5.42%(M,J)   0.40%(M,K)     5.8%(M,K)   373.0%(K)     50,371

    (0.53)     (0.04)            (0.57)      10.24    7.42%(M)     0.41%(M)       6.2%(M)     435.5%        26,537
       --         --                --       10.08    0.76%(M,J)   0.50%(M,K)     5.6%(M,K)  1042.0%(K)     16,110
-------------------------------------------------------------------------------------------------------------------

LM Institutional Fund Advisors I, Inc.

(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT OPERATIONS
                                                                         ---------------------------------------------
                                                                                       NET REALIZED
                                                                                      AND UNREALIZED
                                                                                      GAIN (LOSS) ON
                                                                                       INVESTMENTS,
                                                              NET ASSET      NET     OPTIONS, FUTURES      TOTAL
                                                               VALUE,    INVESTMENT     AND FOREIGN        FROM
                                                              BEGINNING    INCOME        CURRENCY        INVESTMENT
                                                              OF PERIOD    (LOSS)       TRANSACTIONS     OPERATIONS
----------------------------------------------------------------------------------------------------------------------
WESTERN ASSET NON-U.S FIXED
          INCOME PORTFOLIO
                  Six Months Ended September 30, 1999(Q)      $10.21       $0.26(P)        $(0.50)         $(0.24)
                  Year Ended March 31, 1999(G)                 10.00        0.30(P)          0.31            0.61
----------------------------------------------------------------------------------------------------------------------


(A)  All per share figures for the Institutional Class reflect the 10 for 1 stock split effective May 29, 1998.
(B)  The Fund's year end changed from June 30 to March 31.
(C)  Commencement of Operations
(D)  For the period July 8, 1998 (commencement of operations) to March 31, 1999.
(E)  For the period May 1, 1996 (commencement of operations) to June 30, 1996.
(F)  For the period January 7, 1999 (commencement of operations) to March 31, 1999.
(G)  For the period July 15, 1998 (commencement of operations) to March 31, 1999.
(H)  Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.51% for the six months ended September
     30, 1999, 0.50% for the year ended March 31, 1999 and the nine months ended March 31, 1998, and 0.50%, 0.53% and
     0.53% for the years ended June 30, 1997, 1996 and 1995, respectively.
(I)  Net of advisory fees waived pursuant to a voluntary expense limitation of 0.75%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.78% for the period July 21, 1999
     (commencement of operations) to September 30, 1999.
(J)  Not annualized
(K)  Annualized
(L)  Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.65% for the six months ended September
     30, 1999 and 0.65% for the period July 8, 1998 (commencement of operations) to March 31, 1999.
(M)  Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until August 31, 1996, and 0.40%
     thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 1.53%
     for the six months ended September 30, 1999, 0.75% for the year ended March 31, 1999, 0.95% for the nine months ended March 31, 1998, 1.21% for the year ended June 30, 1997, and 0.80% for the period May 1, 1996 (commencement of operations) to June 30, 1996.
(N)  Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until August 5, 1996 and 0.45%
     thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.47%
     for the six months ended September 30, 1999, 0.48% for the year ended March 31, 1999, 0.52% for the nine months ended March 31, 1998, and 0.55%, 1.03% and 1.60% for the years ended June 30, 1997, 1996 and 1995, respectively.
(O)  Net of advisory fees waived pursuant to a voluntary expense limitation of 0.70%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.72% for the six months ended September
     30, 1999 and 0.73% for the period January 7, 1999 (commencement of operations) to March 31, 1999.
(P)  Net of advisory fees waived pursuant to a voluntary expense limitation of 0.55%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.81% for the six months ended September 30, 1999 and 0.85% for the period July 15, 1998 (commencement of operations) to March 31, 1999.
(Q)  Unaudited
-----------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

                                                         34

-------------------------------------------------------------------------------------------------------------------
           DISTRIBUTIONS                                            RATIOS/SUPPLEMENTAL DATA
 -----------------------------------------          ---------------------------------------------------------------
                                                                                  NET
                                                                               INVESTMENT
                                                                                 INCOME                     NET
                FROM                          NET                   EXPENSES     (LOSS)                   ASSETS
     FROM       NET                          ASSET                    TO           TO                     END OF
     NET      REALIZED                       VALUE,                  AVERAGE      AVERAGE    PORTFOLIO      PERIOD
  INVESTMENT  GAIN ON           TOTAL       END OF     TOTAL          NET          NET      TURNOVER        (IN
    INCOME   INVESTMENTS    DISTRIBUTIONS   PERIOD    RETURN         ASSETS       ASSETS      RATE       THOUSANDS)
-------------------------------------------------------------------------------------------------------------------


  $(0.38)    $(0.14)          $(0.52)      $ 9.45     (2.18)%(P,J)  0.55%(P,K)   4.9%(P,K)     231.3%(K)    $71,597
   (0.20)     (0.20)           (0.40)       10.21      5.81%(P,J)   0.55%(P,K)   4.1%(P,K)     388.0%(K)     65,358
-------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

LM Institutional Fund Advisors I, Inc.
(Amounts in Thousands) (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES:
LM Institutional Fund Advisors I, Inc. ("Corporation"), consisting of the Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Intermediate Portfolio ("Intermediate"), the Western Asset Limited Duration Portfolio ("Limited") and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. The Corporation was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters. Prior to May 29, 1998, the Corporation was known as Western Asset Trust, Inc.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class of Intermediate and Core commenced operations on January 7, 1999 and July 21, 1999, respectively.

SECURITY VALUATION
Securities owned by the Funds for which market quotations are readily available are valued at current market value. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and
(ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

The effect of changes in foreign exchange rates on unrealized security gains or losses is reflected as a component of such unrealized gains or losses. The effect of changes in foreign exchange rates on realized security gains or losses is reflected separately.

OPTIONS AND FUTURES
The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within each Fund's capital accounts to reflect income and gains available for distribution under tax regulations.

LM Institutional Fund Advisors I, Inc.
(Amounts in Thousands) (Unaudited)

SECURITY TRANSACTIONS
Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 1999, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                                 RECEIVABLE FOR                     PAYABLE FOR
                                                 SECURITIES SOLD               SECURITIES PURCHASED
                                            ------------------------       -----------------------------
                        Core                         $ 2,297                         $103,890
                        Core Plus                      1,360                           26,738
                        Intermediate                  14,935                           58,033
                        Limited                          --                               --
                        Non-U.S.                       1,177                              --


USE OF ESTIMATES
The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FEDERAL INCOME TAXES
No provision for federal income or excise taxes is required since the Funds intend to continue to qualify, as regulated investment companies and distribute all of their taxable income to their shareholders.

2.  FINANCIAL INSTRUMENTS:

REPURCHASE AGREEMENTS
As part of their investment program, the Funds utilize repurchase agreements. All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Core Plus and Non-U.S. may enter into forward foreign currency exchange contracts to help manage their currency exposure. These contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These contracts involve market risk in excess of amounts reflected in the Financial Statements. Although contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency exchange contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

NOTES TO FINANCIAL STATEMENTS

LM Institutional Fund Advisors I, Inc.
(Amounts in Thousands) (Unaudited)

Forward foreign currency exchange contracts are valued using the forward rate. Outstanding contracts at September 30, 1999 were as follows:


CORE PLUS

                                                           Contact to
                         Settlement   -------------------------------------------------        Appreciation
                            Date                RECEIVE                     Deliver           (Depreciation)
                      ----------------    ------------------         ------------------     ------------------
                          10/21/99         AUD         3,429            USD       2,253           $ (14)
                          10/21/99         USD         6,081            AUD       3,969              (2)
                          10/21/99         USD       642,804            GRD       2,005             (70)
                          11/22/99         USD         2,466            EUR       2,630              (5)
                          11/22/99         USD       214,084            GRD         675             (14)
                          11/22/99         USD         1,650            NZD         857               3
                          11/22/99         SEK           193            USD          23              --
                          11/22/99         USD         7,235            SEK         886              --
                                                                                                 ------
                                                                                                  $(102)
                                                                                                 ======

NON-U.S.

                                                           Contact to
                         Settlement   -------------------------------------------------        Appreciation
                            Date                RECEIVE                     Deliver           (Depreciation)
                      ----------------    ------------------         ------------------     ------------------
                          10/21/99         AUD        27,087            USD      17,687          $  (47)
                          10/21/99         USD        28,406            AUD      43,503             (84)
                          10/21/99         CAD         4,477            USD       3,049              64
                          10/21/99         USD         3,049            CAD       4,477             (77)
                          10/21/99         DKK        12,108            USD       1,736             (10)
                          10/21/99         USD         5,800            DKK      40,451            (253)
                          10/21/99         EUR         4,970            USD       5,297             148
                          10/21/99         USD        12,306            EUR      11,546            (204)
                          10/21/99         GBP         6,386            USD      10,514             232
                          10/21/99         USD        14,313            GBP       8,694            (718)
                          10/21/99         GRD        99,300            USD         321               6
                          10/21/99         USD        16,152            GRD   5,000,560            (669)
                          11/22/99         EUR         1,574            USD       1,682              24
                          11/22/99         USD        15,732            EUR      14,723             (84)
                          11/22/99         NZD         1,432            USD         741             (17)
                          11/22/99         USD         4,042            NZD       7,807              10
                          11/22/99         USD         9,528            SEK      77,807             (43)
                                                                                               --------
                                                                                                $(1,722)
                                                                                               ========

OPTION TRANSACTIONS
A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a clos-

LM Institutional Fund Advisors I, Inc.
(Amounts in Thousands) (Unaudited)


ing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Activity in call and put options during the period was as follows:


                                                                       CALLS                          PUTS
                                                            ---------------------------   ---------------------------
         CORE                                                CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 1999                  485           $ 289            30           $ 67
         Options written                                      5,114           3,447         1,398            970
         Options closed                                      (3,219)         (2,348)       (1,005)          (756)
         Options expired                                     (1,384)           (554)         (423)          (281)
         Options exercised                                       --              --            --             --
                                                              -----         -------        ------          -----
         Options outstanding at September 30, 1999              996           $ 834            --            $--
                                                              =====         =======        ======          =====

                                                                       CALLS                          PUTS
                                                            ---------------------------   ---------------------------
         CORE Plus                                           CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 1999                   83           $  56             5           $  5
         Options written                                      2,715             974           621            497
         Options closed                                      (1,086)           (681)         (397)          (324)
         Options expired                                       (489)           (125)         (154)           (96)
         Options exercised                                       --              --            --             --
                                                              -----         -------        ------          -----
         Options outstanding at September 30, 1999            1,223           $ 224            75           $ 82
                                                              =====         =======        ======          =====

                                                                       CALLS                          PUTS
                                                            ---------------------------   ---------------------------
         Intermediate                                        CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 1999               20,222           $ 157            79           $ 75
         Options written                                      1,138             778           522            327
         Options closed                                      (1,151)           (804)         (468)          (308)
         Options expired                                    (20,088)            (34)          (38)           (20)
         Options exercised                                       --              --            --             --
                                                             ------         -------        ------          -----
         Options outstanding at September 30, 1999              121            $ 97            95           $ 74
                                                             ======         =======        ======          =====

                                                                       CALLS                          PUTS
                                                            ---------------------------   ---------------------------
         LIMITED                                             CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 1999                   18           $  11             5           $  5
         Options written                                         51              28             6              3
         Options closed                                         (53)            (28)          (11)            (8)
         Options expired                                        (16)            (11)           --             --
         Options exercised                                       --              --            --             --
                                                              -----         -------        ------          -----
         Options outstanding at September 30, 1999               --             $--            --            $--
                                                              =====         =======        ======          =====

FUTURES
Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S., payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which is holding cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

LM Institutional Fund Advisors I, Inc.
(Amounts in Thousands) (Unaudited)


Each Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at September 30, 1999 are described at the end of the "Statement of Net Assets" of each Fund.

3.  PORTFOLIO TRANSACTIONS:
For the six months ended September 30, 1999, investment transactions (excluding short-term investments) were as follows:

                                                 Purchases                                      Sales
                                       ------------------------------             ---------------------------------
                                       U.S. Gov't           Other                  U.S. Gov't              Other
                                       securities        securities                securities           securities
                                      -------------    --------------             -------------       --------------
         Core                          $978,243          $ 88,763                  $935,366             $ 68,541
         Core Plus                      249,255            43,268                   220,422               15,145
         Intermediate                   638,900            90,282                   669,593               72,645
         Limited                         20,784               624                    27,293               17,810
         Non-U.S.                        35,755           138,301                    35,513              125,944

At September 30, 1999, the cost of securities, gross unrealized appreciation and gross unrealized depreciation for federal income tax purposes were as follows:
                                                                                                            Net
                                                                                                       Appreciation
                                          Cost           Appreciation           Depreciation          (Depreciation)
                                      -------------    -----------------      ----------------      -------------------
         Core                           $785,424           $2,540                $(21,429)               $(18,889)
         Core Plus                       206,588              778                  (4,651)                 (3,873)
         Intermediate                    353,960              925                  (5,612)                 (4,687)
         Limited                           8,428               --                      --                      --
         Non-U.S.                         66,307              349                  (1,341)                   (992)

4.  FUND SHARE TRANSACTIONS:
At September 30, 1999, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows (all share amounts reflect the 10 for 1 stock split effective May 29, 1998):

                                                           REINVESTMENT
                                          SOLD            OF DISTRIBUTIONS         REPURCHASED             NET CHANGE
                              ----------------------  --------------------- ----------------------  ----------------------
                                  SHARES     AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT       SHARES     AMOUNT
                                ---------   ---------   ---------  ---------   ---------  ---------    ---------  ---------
CORE
INSTITUTIONAL CLASS
Six Months ended
September 30, 1999                 2,790   $ 30,219      1,707    $18,411      (3,980)  $ (42,952)        517     $ 5,678
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
Year Ended March 31, 1999         23,039    $247,815      6,095    $68,685     (20,160)  $(214,696)      8,974    $101,804
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

FINANCIAL INTERMEDIARY CLASS
July 21, 1999* to
September 30, 1999                   126    $ 1,346         --        $--          --         $--         126     $ 1,346
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

CORE PLUS
Six Months ended
September 30, 1999                 6,903   $ 67,698        379    $ 3,707        (719)   $ (6,965)      6,563    $ 64,440
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
July 8, 1998(*) to
March 31, 1999                    12,138    $121,882        271    $ 2,733        (412)   $ (4,226)     11,997    $120,389
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

                                       40

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

LM Institutional Fund Advisors I, Inc.
(Amounts in Thousands) (Unaudited)


                                                            REINVESTMENT
                                          SOLD            OF DISTRIBUTIONS         REPURCHASED             NET CHANGE
                              ----------------------  --------------------- ----------------------  ----------------------
                                  SHARES     AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT       SHARES     AMOUNT
                                ---------   ---------   ---------  ---------   ---------  ---------    ---------  ---------
INTERMEDIATE
INSTITUTIONAL CLASS
Six Months ended
September 30, 1999                 6,797   $70,750        863    $ 9,003      (7,269)  $ (75,935)        391     $ 3,818
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
Year ended  March 31, 1999        13,411    $144,994      2,531    $27,140     (13,368)  $(143,836)      2,574    $ 28,298
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

FINANCIAL INTERMEDIARY CLASS
Six Months ended
September 30, 1999                    --         $--         10      $ 104         (11) $     (113)         (1)       $ (9)
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
January 7, 1999* to
March 31, 1999                       367   $   3,895         --       $--          (10) $     (101)        357   $   3,794
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

LIMITED
Six Months ended
September 30, 1999                    --         $--         85      $ 815      (2,458)  $ (23,893)      2,373    $(23,078)
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
Year ended  March 31, 1999           936   $   9,344        308    $ 3,107      (3,523)  $ (35,595)     (2,279)   $(23,144)
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

NON-U.S.
Six Months ended
September 30, 1999                   832   $   7,880        344    $ 3,358          --         $--       1,176    $ 11,238
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
July 15, 1998* to
March 31, 1999                     6,181     $62,025        222    $ 2,272         --         $--         6,403    $ 64,297
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

--------------------------------------------------------------------------------------------------------------------------

  (*)      COMMENCEMENT OF OPERATIONS

5.  SECURITIES LOANED:
Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. This cash collateral is recorded as an asset with a corresponding liability.

At September 30, 1999, the market value of the securities on loan to broker-dealers was $144,668 and $64,040 for Core and Intermediate, respectively. Cash collateral received was $149,813 and $66,032 for Core and Intermediate, respectively. Such collateral is in the possession of each Fund's custodian. As with other extensions of credit, each Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.  TRANSACTIONS WITH AFFILIATES:
Each Fund has a management agreement with LM Institutional Advisors, Inc. ("LMIA"). Western Asset Management Company ("Western Asset") is the investment adviser to Core, Core Plus, Intermediate and Limited. Western Asset Global Management Limited ("WAGM") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMIA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: 0.45% for Core, Core Plus and Non-U.S., 0.40% for Intermediate and 0.35% for Limited. LMIA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Core and Core Plus, 0.35% of average daily net assets for Intermediate and 0.30% of average daily net assets for Limited. LMIA pays WAGM a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Non-U.S. At September 30, 1999, $210, $44, $107, and $11 was due to LMIA for Core, Core Plus, Intermediate and Non-U.S., respectively.

NOTES TO FINANCIAL STATEMENTS

LM Institutional Fund Advisors I, Inc.
(Amounts in Thousands) (Unaudited)

LMIA, Western Asset and WAGM have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows: 0.55% for Non-U.S., 0.50% for Core, 0.50% for Core Plus, 0.45% for Intermediate and 0.40% for Limited. At September 30, 1999, $8 is due from LMIA as reimbursement for expenses paid above Limited's annual expense limit.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, and Arroyo Seco, Inc. serve as distributors of the Funds' shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At September 30, 1999, $1 was due to LMWW from Intermediate. Arroyo Seco, Inc. receives no payments from the Funds in connection with the offer or sale of their shares.

Western Asset and WAGMare wholly owned subsidiaries of LeggMason, Inc.

On April 8, 1999, Western Asset purchased securities valued at $235 from
Limited.

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



                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LM INSTITUTIONAL FUND ADVISORS I, INC.

Investment Manager
LMInstitutional Advisors, Inc.

P.O. Box 17635
Baltimore,Maryland 21297-1635
1-888-425-6432

Investment Advisers
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105

Western Asset Global Limited
155 Bishopgate
London, England EC2N3TY




This report is not to be distributed unless preceded or accompanied by a prospectus.
                    Legg Mason Wood Walker, Inc., Distributor